Related Party Balances and Transactions	12 Months Ended
Jul. 31, 2019
Related Party Balances And Transactions
Related Party Balances and Transactions

7.	Related Party Balances and Transactions

(a)	Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The Company compensated key management personnel as follows:

	Year ended July 31,
	2019	2018	2017
Short-term employee benefits, including salaries	$23,238	$32,000	$39,000

Short-term employee benefits include salaries, director’s fees, and amounts paid to HDSI (note 7(b)) for services provided to the Company by certain HDSI personnel who serve as directors or officers of the Company.

(b)	Entities with Significant Influence over the Company

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary HDSI are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. The Company acquires services from a number of related and arms-length contractors, and it is at the Company’s discretion that HDSI provides certain contract services.

The Company’s Chief Executive Officer and Chairman, Chief Financial Officer, and Corporate Secretary are employees of HDSI and are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated June 1, 2008, HDSI provides certain cost effective technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. HDSI serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third party costs include, for example, directors and officers insurance, travel, conferences, and communication services. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

Transactions with HDSI parties were as follows:

	Year ended July 31,
	2019	2018	2017
HDSI: Services received based on management services agreement	$50,406	$72,000	$88,000
HDSI: Reimbursement of third party expenses paid	26,904	43,000	35,000
Total	$77,310	$115,000	$123,000

Outstanding balances were as follows:

	July 31, 2019	July 31, 2018
Balance payable to HDSI	$2,972,945	$2,916,973

In January 2016, the Company and HDSI reached a settlement agreement whereby HDSI agreed to forgive the balance due to HDSI in the net amount of $3,086,089 if the Company completes the following:

●	makes a cash payment of $180,207; and

●	issues 600,000 shares

The cash payment of $180,207 has been paid. Completion of the share portion of the settlement agreement with HDSI has been deferred and will occur at a mutually agreed date.

(c)	Related Party Loan

In December 2018, the Company entered into a loan agreement with United Mineral Services Ltd. (the “Lender”), a company owned by a former director, pursuant to which the Lender advanced to the Company a principal sum of $100,000 with a six-month term, at an interest rate of 10% per annum calculated monthly and payable quarterly. As of July 31, 2019, the principal amount is due and has not been repaid. Interest payable of $1,209 has been accrued on the loan. The Company intends to negotiate an extension to the loan term.